UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund (ETW)
Semi-Annual Report
June 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.0664 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report June 30, 2025
Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Performance

Portfolio Manager(s) Gordon Wotherspoon and Xiaozhen Li of Parametric Portfolio Associates LLC and Charles B. Gaffney and Douglas R. Rogers, CFA, CMT of Eaton Vance Management
% Average Annual Total Returns[1]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2005	6.99%	12.03%	10.05%	7.09%
Fund at Market Price	—	7.71	14.95	9.46	6.57

MSCI World Index	—	9.47%	16.26%	14.54%	10.65%
S&P 500® Index	—	6.20	15.16	16.63	13.63
MSCI Europe Index	—	23.05	18.38	12.37	6.77
Cboe S&P 500 BuyWrite IndexSM	—	(1.25)	10.25	10.16	6.42
Cboe NASDAQ–100 BuyWrite IndexSM	—	(3.75)	9.71	8.67	8.13
% Premium/Discount to NAV[2]
As of period end	(8.85)%
Distributions [3]
Total Distributions per share for the period	$0.40
Distribution Rate at NAV	8.40%
Distribution Rate at Market Price	9.21
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Fund Profile

Sector Allocation (% of total investments)[1]
Country Allocation (% of total investments)
Top 10 Holdings (% of total investments)[1]
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8
Apple, Inc.	3.9
Amazon.com, Inc.	2.9
Broadcom, Inc.	2.2
Meta Platforms, Inc., Class A	2.1
ASML Holding NV	1.9
Siemens AG	1.8
Allianz SE	1.8
Netflix, Inc.	1.4
Total	27.6%

Footnotes:
[1]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Cboe NASDAQ–100 BuyWrite IndexSM measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100® Index and writes (sells) NASDAQ–100® Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 101.1%
Security	Shares	Value
Aerospace & Defense — 2.8%
Airbus SE(1)	56,122	$ 11,740,760
General Dynamics Corp.(1)	4,420	1,289,137
L3Harris Technologies, Inc.(1)	6,745	1,691,916
Northrop Grumman Corp.(1)	1,439	719,471
Rolls-Royce Holdings PLC	244,432	3,239,371
RTX Corp.(1)	32,105	4,687,972
Safran SA	12,871	4,197,546
Textron, Inc.(1)	16,487	1,323,741
		$ 28,889,914
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	61,072	$ 2,828,847
Expeditors International of Washington, Inc.(1)	3,871	442,262
Yamato Holdings Co. Ltd.	35,200	471,108
		$ 3,742,217
Automobile Components — 0.3%
Denso Corp.	96,500	$ 1,302,295
Yokohama Rubber Co. Ltd.	48,000	1,319,826
		$ 2,622,121
Automobiles — 2.3%
Bayerische Motoren Werke AG	35,862	$ 3,193,846
Honda Motor Co. Ltd.	74,400	717,428
Isuzu Motors Ltd.	58,000	734,740
Mazda Motor Corp.	26,000	156,395
Mercedes-Benz Group AG(1)	51,714	3,012,868
Mitsubishi Motors Corp.	94,500	267,195
Tesla, Inc.(1)(2)	44,055	13,994,511
Toyota Motor Corp.	64,500	1,110,883
		$ 23,187,866
Banks — 6.1%
Bank of America Corp.(1)	50,000	$ 2,366,000
BNP Paribas SA(1)	70,930	6,362,542
Fifth Third Bancorp(1)	28,506	1,172,452
HSBC Holdings PLC(1)	669,325	8,096,276
Huntington Bancshares, Inc.(1)	65,053	1,090,288
ING Groep NV(1)	230,623	5,054,723
Intesa Sanpaolo SpA	2,042,702	11,766,805
JPMorgan Chase & Co.(1)	30,325	8,791,521
KBC Group NV	22,722	2,345,128
KeyCorp (1)	36,768	640,499
Security	Shares	Value
Banks (continued)
Lloyds Banking Group PLC	2,000,000	$ 2,103,031
NatWest Group PLC	414,604	2,911,744
PNC Financial Services Group, Inc.(1)	6,406	1,194,206
Resona Holdings, Inc.	55,000	507,970
Standard Chartered PLC	160,392	2,654,252
Truist Financial Corp.(1)	21,845	939,116
UniCredit SpA	70,000	4,695,835
		$ 62,692,388
Beverages — 1.1%
Coca-Cola Co.(1)	24,571	$ 1,738,398
Constellation Brands, Inc., Class A(1)	22,494	3,659,324
Heineken Holding NV	23,349	1,742,295
Heineken NV	7,692	671,072
Kirin Holdings Co. Ltd.	52,000	728,708
PepsiCo, Inc.(1)	17,854	2,357,442
		$ 10,897,239
Biotechnology — 1.0%
AbbVie, Inc.(1)	25,362	$ 4,707,694
Amgen, Inc.(1)	16,600	4,634,886
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	526,833
		$ 9,869,413
Broadline Retail — 3.6%
Amazon.com, Inc.(1)(2)	135,474	$ 29,721,641
Mercari, Inc.(2)	14,900	275,858
Next PLC(1)	41,584	7,102,290
		$ 37,099,789
Building Products — 0.3%
Daikin Industries Ltd.	24,000	$ 2,817,208
		$ 2,817,208
Capital Markets — 1.9%
3i Group PLC	112,500	$ 6,366,622
CME Group, Inc.(1)	1,503	414,257
Deutsche Boerse AG	8,620	2,816,064
Moody's Corp.(1)	5,585	2,801,380
S&P Global, Inc.(1)	7,842	4,135,008
UBS Group AG	90,256	3,064,348
		$ 19,597,679
Chemicals — 1.9%
Air Liquide SA	40,125	$ 8,273,818
Air Products and Chemicals, Inc.(1)	12,742	3,594,009

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Corteva, Inc.(1)	4,706	$ 350,738
Daicel Corp.	20,000	167,663
Dow, Inc.(1)	4,706	124,615
Eastman Chemical Co.(1)	20,943	1,563,604
Mitsubishi Gas Chemical Co., Inc.	9,200	141,262
Nitto Denko Corp.	99,700	1,925,354
Shin-Etsu Chemical Co. Ltd.	83,500	2,757,333
Tosoh Corp.	51,600	755,098
		$ 19,653,494
Commercial Services & Supplies — 0.3%
Republic Services, Inc.(1)	4,831	$ 1,191,373
SECOM Co. Ltd.	45,600	1,638,175
Waste Management, Inc.(1)	3,330	761,971
		$ 3,591,519
Communications Equipment — 0.9%
Cisco Systems, Inc.(1)	129,361	$ 8,975,066
		$ 8,975,066
Construction & Engineering — 0.3%
Ferrovial SE	62,188	$ 3,317,278
		$ 3,317,278
Construction Materials — 0.3%
CRH PLC	29,332	$ 2,707,628
		$ 2,707,628
Consumer Finance — 0.4%
American Express Co.(1)	13,280	$ 4,236,054
Navient Corp.(1)	28,416	400,666
		$ 4,636,720
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.(1)	8,894	$ 8,804,526
Koninklijke Ahold Delhaize NV	94,107	3,930,514
Seven & i Holdings Co. Ltd.	78,000	1,255,435
Target Corp.(1)	7,168	707,123
Walmart, Inc.(1)	16,551	1,618,357
		$ 16,315,955
Containers & Packaging — 0.2%
Smurfit WestRock PLC(1)	44,508	$ 1,920,520
		$ 1,920,520
Security	Shares	Value
Distributors — 0.1%
LKQ Corp.(1)	34,009	$ 1,258,673
		$ 1,258,673
Diversified Telecommunication Services — 1.0%
Deutsche Telekom AG(1)	233,435	$ 8,544,561
United Internet AG(3)	32,975	919,626
Verizon Communications, Inc.(1)	23,837	1,031,427
		$ 10,495,614
Electric Utilities — 1.5%
Acciona SA	8,786	$ 1,584,681
Chubu Electric Power Co., Inc.	31,500	389,795
Edison International(1)	19,359	998,924
Iberdrola SA(1)	663,567	12,765,725
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	135,146
		$ 15,874,271
Electrical Equipment — 1.9%
ABB Ltd.(1)	103,575	$ 6,207,128
Accelleron Industries AG	5,372	378,558
Fujikura Ltd.	35,900	1,888,535
GE Vernova, Inc.(1)	7,547	3,993,495
Legrand SA(1)	34,513	4,625,728
Schneider Electric SE	11,000	2,953,334
		$ 20,046,778
Electronic Equipment, Instruments & Components — 1.0%
Alps Alpine Co. Ltd.	82,200	$ 884,275
Citizen Watch Co. Ltd.	104,800	621,136
Corning, Inc.(1)	7,504	394,635
Halma PLC	50,000	2,197,705
Kyocera Corp.	135,200	1,623,800
Taiyo Yuden Co. Ltd.	51,500	901,334
TDK Corp.	345,100	4,028,196
		$ 10,651,081
Entertainment — 2.8%
Electronic Arts, Inc.(1)	30,496	$ 4,870,211
Konami Group Corp.	12,400	1,960,461
Netflix, Inc.(1)(2)	11,360	15,212,517
Nintendo Co. Ltd.	20,400	1,959,007
Take-Two Interactive Software, Inc.(1)(2)	8,625	2,094,581
Walt Disney Co.(1)	20,692	2,566,015
		$ 28,662,792

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 1.6%
Adyen NV(2)(4)	1,170	$ 2,148,748
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	3,938,623
Fidelity National Information Services, Inc.(1)	30,170	2,456,140
Mastercard, Inc., Class A(1)	9,840	5,529,489
ORIX Corp.	41,300	932,003
Visa, Inc., Class A(1)	4,033	1,431,917
		$ 16,436,920
Food Products — 2.2%
Kikkoman Corp.	52,600	$ 487,909
Mondelez International, Inc., Class A(1)	82,808	5,584,571
Nestle SA(1)	152,427	15,155,259
Nissin Foods Holdings Co. Ltd.	30,000	623,255
Toyo Suisan Kaisha Ltd.	5,000	332,335
Tyson Foods, Inc., Class A(1)	16,805	940,072
		$ 23,123,401
Gas Utilities — 0.0%†
Snam SpA	50,419	$ 305,221
		$ 305,221
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.(1)	8,498	$ 673,636
Central Japan Railway Co.	17,000	380,028
CSX Corp.(1)	112,524	3,671,658
East Japan Railway Co.	17,100	367,837
		$ 5,093,159
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(1)	48,427	$ 6,586,556
Boston Scientific Corp.(1)(2)	29,485	3,166,984
EssilorLuxottica SA	12,248	3,363,212
Insulet Corp.(1)(2)	1,719	540,075
Olympus Corp.	27,600	327,842
Terumo Corp.	192,000	3,523,558
		$ 17,508,227
Health Care Providers & Services — 0.8%
McKesson Corp.(1)	7,111	$ 5,210,798
UnitedHealth Group, Inc.(1)	8,537	2,663,288
		$ 7,874,086
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA	24,489	$ 2,068,906
Booking Holdings, Inc.(1)	1,381	7,994,940
Compass Group PLC	91,736	3,107,279
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	9,496	$ 1,085,726
Yum! Brands, Inc.(1)	22,953	3,401,176
		$ 17,658,027
Household Durables — 0.5%
Casio Computer Co. Ltd.	63,200	$ 482,381
Nikon Corp.	31,200	319,881
PulteGroup, Inc.(1)	28,059	2,959,102
Sony Group Corp.	66,000	1,716,021
		$ 5,477,385
Household Products — 0.5%
Church & Dwight Co., Inc.(1)	5,194	$ 499,195
Clorox Co.(1)	9,542	1,145,708
Henkel AG & Co. KGaA, PFC Shares	8,309	652,951
Procter & Gamble Co.(1)	9,881	1,574,241
Reckitt Benckiser Group PLC	20,566	1,401,099
		$ 5,273,194
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.(1)	7,170	$ 1,389,618
		$ 1,389,618
Industrial Conglomerates — 2.4%
Honeywell International, Inc.(1)	19,811	$ 4,613,585
Nisshinbo Holdings, Inc.	23,700	151,865
Sekisui Chemical Co. Ltd.	61,000	1,104,751
Siemens AG(1)	74,771	19,205,555
		$ 25,075,756
Insurance — 3.4%
Ageas SA	22,500	$ 1,522,071
Allianz SE(1)	46,576	18,902,096
Allstate Corp.(1)	14,109	2,840,283
Chubb Ltd.(1)	1,376	398,655
Cincinnati Financial Corp.(1)	5,091	758,152
Hannover Rueck SE	5,000	1,575,568
Hartford Insurance Group, Inc.(1)	14,283	1,812,084
Legal & General Group PLC	250,000	874,734
Lincoln National Corp.(1)	17,183	594,532
Marsh & McLennan Cos., Inc.(1)	13,642	2,982,687
MS&AD Insurance Group Holdings, Inc.	74,100	1,656,550
Principal Financial Group, Inc.(1)	17,247	1,369,929
		$ 35,287,341

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)	79,895	$ 14,079,896
Alphabet, Inc., Class C(1)	64,153	11,380,100
Meta Platforms, Inc., Class A(1)	30,087	22,206,914
		$ 47,666,910
IT Services — 0.4%
Capgemini SE(1)	18,829	$ 3,224,211
Obic Co. Ltd.	11,500	447,178
Otsuka Corp.	31,200	635,587
		$ 4,306,976
Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	33,000	$ 1,182,694
Hasbro, Inc.(1)	6,865	506,774
		$ 1,689,468
Life Sciences Tools & Services — 0.5%
Revvity, Inc.(1)	6,547	$ 633,226
Thermo Fisher Scientific, Inc.(1)	11,503	4,664,006
		$ 5,297,232
Machinery — 1.5%
Daimler Truck Holding AG	1,422	$ 67,465
Dover Corp.(1)	7,424	1,360,300
Ebara Corp.	62,500	1,198,604
FANUC Corp.	89,835	2,438,775
IHI Corp.	3,800	411,022
Kawasaki Heavy Industries Ltd.	8,200	619,900
Komatsu Ltd.	29,200	963,411
Makita Corp.	7,700	237,144
Mitsui E&S Co. Ltd.	31,800	627,209
Parker-Hannifin Corp.(1)	5,121	3,576,865
SMC Corp.	1,500	537,543
Snap-on, Inc.(1)	5,378	1,673,526
Stanley Black & Decker, Inc.(1)	10,987	744,369
Toyota Industries Corp.	6,400	722,322
		$ 15,178,455
Marine Transportation — 0.0%†
Kawasaki Kisen Kaisha Ltd.	19,800	$ 280,409
		$ 280,409
Media — 0.4%
Comcast Corp., Class A(1)	96,531	$ 3,445,191
Security	Shares	Value
Media (continued)
Hakuhodo DY Holdings, Inc.	20,900	$ 173,124
		$ 3,618,315
Metals & Mining — 0.7%
Glencore PLC(2)	948,599	$ 3,696,350
Rio Tinto PLC(1)	54,826	3,191,096
		$ 6,887,446
Multi-Utilities — 0.7%
CMS Energy Corp.(1)	71,786	$ 4,973,334
NiSource, Inc.(1)	42,420	1,711,223
Veolia Environnement SA	27,938	997,439
		$ 7,681,996
Oil, Gas & Consumable Fuels — 2.9%
BP PLC	38,490	$ 191,768
Chevron Corp.(1)	30,713	4,397,794
Coterra Energy, Inc.(1)	57,111	1,449,477
EQT Corp.(1)	16,196	944,551
Exxon Mobil Corp.(1)	2,600	280,280
Idemitsu Kosan Co. Ltd.	31,000	187,996
Marathon Petroleum Corp.(1)	16,080	2,671,049
Phillips 66(1)	20,545	2,451,019
Shell PLC	220,261	7,684,800
TotalEnergies SE(1)	165,699	10,127,966
		$ 30,386,700
Paper and Forest Products — 0.0%†
Nippon Paper Industries Co. Ltd.	11,100	$ 79,877
		$ 79,877
Personal Care Products — 0.8%
Kao Corp.	28,554	$ 1,279,379
Unilever PLC	107,877	6,583,323
		$ 7,862,702
Pharmaceuticals — 5.4%
Astellas Pharma, Inc.	125,900	$ 1,232,681
AstraZeneca PLC(1)	52,028	7,240,692
Chugai Pharmaceutical Co. Ltd.	68,100	3,556,034
Daiichi Sankyo Co. Ltd.	59,600	1,380,818
Eisai Co. Ltd.	2,046	58,762
Eli Lilly & Co.(1)	9,150	7,132,699
Johnson & Johnson(1)	13,558	2,070,984
Merck & Co., Inc.(1)	20,293	1,606,394
Novartis AG(1)	102,431	12,432,777

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.(1)	14,458	$ 350,462
Roche Holding AG PC(1)	32,143	10,492,107
Sandoz Group AG	24,732	1,355,397
Sanofi SA(1)	49,146	4,758,009
UCB SA	9,177	1,805,646
		$ 55,473,462
Professional Services — 1.0%
Equifax, Inc.(1)	11,514	$ 2,986,386
Experian PLC	79,133	4,080,592
Recruit Holdings Co. Ltd.	38,300	2,252,293
Robert Half, Inc.(1)	26,747	1,097,964
		$ 10,417,235
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)(2)	31,504	$ 4,414,340
Daito Trust Construction Co. Ltd.	5,400	588,159
Heiwa Real Estate Co. Ltd.	51,400	781,573
Sumitomo Realty & Development Co. Ltd.	12,400	478,880
		$ 6,262,952
Semiconductors & Semiconductor Equipment — 13.7%
Advantest Corp.	122,200	$ 9,058,808
Analog Devices, Inc.(1)	11,619	2,765,554
ASML Holding NV(1)	24,587	19,702,472
Broadcom, Inc.(1)	84,310	23,240,051
Infineon Technologies AG	85,739	3,658,658
Lam Research Corp.(1)	58,089	5,654,383
Marvell Technology, Inc.(1)	46,100	3,568,140
NVIDIA Corp.(1)	314,004	49,609,492
NXP Semiconductors NV(1)	22,890	5,001,236
Socionext, Inc.	11,200	214,572
STMicroelectronics NV	35,000	1,073,170
Texas Instruments, Inc.(1)	35,290	7,326,910
Tokyo Electron Ltd.	51,300	9,824,430
		$ 140,697,876
Software — 7.9%
Adobe, Inc.(1)(2)	10,598	$ 4,100,154
Crowdstrike Holdings, Inc., Class A(1)(2)	9,878	5,030,964
Dassault Systemes SE	40,765	1,477,391
Datadog, Inc., Class A(1)(2)	20,556	2,761,288
Microsoft Corp.(1)	99,679	49,581,331
MicroStrategy, Inc., Class A(1)(2)	7,560	3,055,979
Oracle Corp.(1)	25,919	5,666,671
Palantir Technologies, Inc., Class A(1)(2)	41,723	5,687,679
Security	Shares	Value
Software (continued)
Sage Group PLC	206,007	$ 3,537,716
Trend Micro, Inc.	14,097	975,031
		$ 81,874,204
Specialized REITs — 0.3%
American Tower Corp.(1)	13,677	$ 3,022,891
		$ 3,022,891
Specialty Retail — 2.1%
Fast Retailing Co. Ltd.	37,800	$ 12,960,255
Home Depot, Inc.(1)	9,972	3,656,134
Lowe's Cos., Inc.(1)	15,808	3,507,321
Nitori Holdings Co. Ltd.	6,900	664,127
USS Co. Ltd.	54,400	599,538
		$ 21,387,375
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.(1)	198,575	$ 40,741,633
Hewlett Packard Enterprise Co.(1)	63,759	1,303,871
HP, Inc.(1)	10,589	259,007
		$ 42,304,511
Textiles, Apparel & Luxury Goods — 1.6%
Cie Financiere Richemont SA, Class A	8,264	$ 1,563,820
LVMH Moet Hennessy Louis Vuitton SE(1)	23,302	12,195,803
NIKE, Inc., Class B(1)	33,397	2,372,523
		$ 16,132,146
Tobacco — 0.5%
British American Tobacco PLC(1)	81,683	$ 3,883,725
Japan Tobacco, Inc.	31,700	933,864
Philip Morris International, Inc.(1)	4,024	732,891
		$ 5,550,480
Trading Companies & Distributors — 0.7%
Ferguson Enterprises, Inc.	20,627	$ 4,516,750
Mitsubishi Corp.	64,200	1,282,837
Sumitomo Corp.	39,300	1,014,204
		$ 6,813,791
Transportation Infrastructure — 0.1%
Aeroports de Paris SA	6,667	$ 835,857
		$ 835,857

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 1.0%
KDDI Corp.	206,800	$ 3,550,876
SoftBank Group Corp.	93,596	6,804,991
		$ 10,355,867
Total Common Stocks (identified cost $280,070,997)		$1,042,090,691

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	737,324	$ 737,324
Total Short-Term Investments (identified cost $737,324)		$ 737,324
Total Investments — 101.2% (identified cost $280,808,321)		$1,042,828,015
Total Written Call Options — (1.6)% (premiums received $8,573,942)		$ (16,666,130)
Other Assets, Less Liabilities — 0.4%		$ 3,918,365
Net Assets — 100.0%		$1,030,080,250
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $919,626 or 0.1% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,148,748 or 0.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2025.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.7%	$633,244,729
Japan	11.1	116,082,742
France	6.5	67,422,273
Germany	6.3	65,378,105
United Kingdom	6.0	62,385,585
Netherlands	3.7	38,251,060
Italy	1.6	16,767,861
Spain	1.6	16,419,312
Switzerland	1.2	12,569,251
Australia	0.6	6,887,446
Belgium	0.5	5,672,845
Singapore	0.1	1,073,170
Canada	0.1	673,636
Total Investments	100.0%	$1,042,828,015

Written Call Options (Exchange-Traded) — (1.6)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	830	EUR	44,016,892	EUR	5,425	7/11/25	$ (94,427)
Euro Stoxx 50 Index	840	EUR	44,547,216	EUR	5,400	7/18/25	(274,137)
Euro Stoxx 50 Index	840	EUR	44,547,216	EUR	5,400	7/25/25	(368,028)
Euro Stoxx 50 Index	840	EUR	44,547,216	EUR	5,425	7/31/25	(414,928)
FTSE 100 Index	610	GBP	53,441,856	GBP	8,975	7/18/25	(88,163)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,100	7/1/25	(443,552)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,200	7/2/25	(327,920)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,100	7/7/25	(488,320)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,300	7/9/25	(371,760)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,150	7/11/25	(496,800)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,300	7/14/25	(405,544)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,200	7/16/25	(504,800)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
NASDAQ 100 Index	8	USD	18,143,208	USD	22,200	7/18/25	$ (529,120)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,500	7/21/25	(373,920)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,700	7/23/25	(298,400)
NASDAQ 100 Index	8	USD	18,143,208	USD	22,900	7/25/25	(238,800)
NASDAQ 100 Index	8	USD	18,143,208	USD	23,000	7/28/25	(210,744)
Nikkei 225 Index	400	JPY	16,194,956,000	JPY	39,000	7/11/25	(4,608,906)
S&P 500 Index	44	USD	27,301,780	USD	6,075	7/1/25	(583,660)
S&P 500 Index	43	USD	26,681,285	USD	6,090	7/2/25	(492,393)
S&P 500 Index	44	USD	27,301,780	USD	6,075	7/7/25	(621,940)
S&P 500 Index	44	USD	27,301,780	USD	6,125	7/9/25	(417,120)
S&P 500 Index	44	USD	27,301,780	USD	6,090	7/11/25	(583,484)
S&P 500 Index	44	USD	27,301,780	USD	6,125	7/14/25	(514,800)
S&P 500 Index	44	USD	27,301,780	USD	6,090	7/16/25	(643,720)
S&P 500 Index	44	USD	27,301,780	USD	6,060	7/18/25	(756,008)
S&P 500 Index	43	USD	26,681,285	USD	6,150	7/21/25	(443,631)
S&P 500 Index	44	USD	27,301,780	USD	6,200	7/23/25	(390,544)
S&P 500 Index	44	USD	27,301,780	USD	6,250	7/25/25	(297,132)
S&P 500 Index	44	USD	27,301,780	USD	6,275	7/28/25	(240,240)
SMI Index	330	CHF	39,340,818	CHF	12,200	7/18/25	(143,189)
Total							$(16,666,130)
Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Statement of Assets and Liabilities (Unaudited)

June 30, 2025
Assets
Unaffiliated investments, at value (identified cost $280,070,997)	$ 1,042,090,691
Affiliated investments, at value (identified cost $737,324)	737,324
Foreign currency, at value (identified cost $1,917,842)	1,944,139
Dividends receivable	741,990
Dividends receivable from affiliated investments	15,342
Receivable for premiums on written options	1,698,206
Tax reclaims receivable	2,864,158
Trustees' deferred compensation plan	214,861
Total assets	$1,050,306,711
Liabilities
Written options outstanding, at value (premiums received $8,573,942)	$ 16,666,130
Payable for closed written options	1,658,650
Due to custodian	462,970
Payable to affiliates:
Investment adviser fee	828,957
Trustees' fees	16,244
Trustees' deferred compensation plan	214,861
Accrued expenses	378,649
Total liabilities	$ 20,226,461
Net Assets	$1,030,080,250
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 1,085,978
Additional paid-in capital	306,907,419
Distributable earnings	722,086,853
Net Assets	$1,030,080,250
Common Shares Issued and Outstanding	108,597,786
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 9.49

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,217,233)	$ 12,437,545
Dividend income from affiliated investments	106,946
Interest income	156
Other income	388,470
Total investment income	$ 12,933,117
Expenses
Investment adviser fee	$ 4,953,038
Trustees’ fees and expenses	32,892
Custodian fee	183,223
Transfer and dividend disbursing agent fees	9,069
Legal and accounting services	100,110
Printing and postage	175,713
Miscellaneous	57,957
Total expenses	$ 5,512,002
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 3,723
Total expense reductions	$ 3,723
Net expenses	$ 5,508,279
Net investment income	$ 7,424,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 58,661,479
Written options	(40,122,820)
Foreign currency transactions	136,767
Net realized gain	$ 18,675,426
Change in unrealized appreciation (depreciation):
Investments	$ 48,851,482
Written options	(12,296,051)
Foreign currency	343,798
Net change in unrealized appreciation (depreciation)	$ 36,899,229
Net realized and unrealized gain	$ 55,574,655
Net increase in net assets from operations	$ 62,999,493

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,424,838	$ 12,597,578
Net realized gain	18,675,426	70,933,286
Net change in unrealized appreciation (depreciation)	36,899,229	27,475,197
Net increase in net assets from operations	$ 62,999,493	$ 111,006,061
Distributions to shareholders	$ (43,265,358)*	$ (84,335,598)
Cost of shares repurchased	$ —	$ (8,268,244)
Net decrease in net assets from capital share transactions	$ —	$ (8,268,244)
Net increase in net assets	$ 19,734,135	$ 18,402,219
Net Assets
At beginning of period	$ 1,010,346,115	$ 991,943,896
At end of period	$1,030,080,250	$1,010,346,115
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Financial Highlights

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$ 9.30	$ 9.05	$ 8.38	$ 10.93	$ 10.30	$ 10.47
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.12	$ 0.10	$ 0.10	$ 0.08	$ 0.09
Net realized and unrealized gain (loss)	0.52	0.89	1.27	(1.81)	1.42	0.61
Total income (loss) from operations	$ 0.59	$ 1.01	$ 1.37	$ (1.71)	$ 1.50	$ 0.70
Less Distributions
From net investment income	$ (0.40)*	$ (0.13)	$ (0.13)	$ (0.11)	$ (0.16)	$ (0.08)
From net realized gain	—	(0.64)	(0.30)	(0.65)	(0.53)	(0.43)
Tax return of capital	—	—	(0.27)	(0.08)	(0.18)	(0.36)
Total distributions	$ (0.40)	$ (0.77)	$ (0.70)	$ (0.84)	$ (0.87)	$ (0.87)
Anti-dilutive effect of share repurchase program	$ —	$ 0.01	$ —	$ —	$ —	$ —
Premium from common shares sold through shelf offering (see Note 5)(1)	$ —	$ —	$ —	$ 0.00(2)	$ 0.00(2)	$ —
Net asset value — End of period	$ 9.49	$ 9.30	$ 9.05	$ 8.38	$ 10.93	$ 10.30
Market value — End of period	$ 8.65	$ 8.42	$ 7.77	$ 7.76	$ 11.19	$ 9.68
Total Investment Return on Net Asset Value(3)	6.99% (4)	12.77%	17.88%	(15.73)%	15.19%	8.55%
Total Investment Return on Market Value(3)	7.71% (4)	18.91%	9.29%	(23.77)%	25.48%	3.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,030,080	$1,010,346	$991,944	$918,958	$1,189,319	$1,107,600
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.11% (6)	1.10%	1.11%	1.11%	1.09%	1.11%
Net expenses	1.11% (6)(7)	1.10% (7)	1.11% (7)	1.11% (7)	1.09%	1.11%
Net investment income	1.50% (6)	1.24%	1.09%	1.11%	0.74%	0.91%
Portfolio Turnover	5%	3%	5%	12%	3%	7%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023 and 2022).
*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. During the six months ended June 30, 2025, the Fund received approximately $388,000 from France for EU reclaims and interest thereon. Such amount is included in Other income on the Statement of Operations.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Segment Reporting—FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2025, the amount of distributions estimated to be a tax return of capital was approximately $24,647,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$284,778,426
Gross unrealized appreciation	$ 750,791,654
Gross unrealized depreciation	(9,408,195)
Net unrealized appreciation	$741,383,459
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets, as defined in the investment advisory agreement, and is payable monthly. For purposes of this calculation, gross assets represent net assets plus obligations attributable to investment leverage. During the six months ended June 30, 2025, the Fund had no obligations attributable to investment leverage. For the six months ended June 30, 2025, the investment adviser fee amounted to $4,953,038.
Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2025, the investment adviser fee paid was reduced by $3,723 relating to the Fund’s investment in the Liquidity Fund. EVM also serves as administrator of the Fund, but receives no compensation.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $50,236,628 and $123,493,279, respectively, for the six months ended June 30, 2025.
5  Common Shares of Beneficial Interest and Shelf Offering
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2025 and the year ended December 31, 2024.
In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2025 and the year ended December 31, 2024.
Pursuant to its most recent registration statement filed with the SEC, the Fund is authorized to issue up to an additional 10,790,376 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund's net asset value per common share. During the six months ended June 30, 2025 and the year ended December 31, 2024, there were no shares sold by the Fund pursuant to its shelf offering.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2025 is included in the Portfolio of Investments. At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(16,666,130)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$(40,122,820)	$(12,296,051)
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended June 30, 2025, which is indicative of the volume of this derivative type, was 5,646 contracts.
7  Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $737,324, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,924,399	$100,481,696	$(103,668,771)	$ —	$ —	$737,324	$106,946	737,324

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 76,886,852	$ 23,912,646	$ —	$ 100,799,498
Consumer Discretionary	69,372,795	57,140,055	—	126,512,850
Consumer Staples	29,361,848	39,661,123	—	69,022,971
Energy	12,194,170	18,192,530	—	30,386,700
Financials	52,293,938	86,357,110	—	138,651,048
Health Care	44,494,885	51,527,535	—	96,022,420
Industrials	36,499,627	89,599,949	—	126,099,576
Information Technology	224,724,044	64,085,670	—	288,809,714
Materials	7,553,486	23,695,479	—	31,248,965
Real Estate	7,437,231	1,848,612	—	9,285,843
Utilities	9,073,099	16,178,007	—	25,251,106
Total Common Stocks	$ 569,891,975	$ 472,198,716*	$ —	$ 1,042,090,691
Short-Term Investments	$ 737,324	$ —	$ —	$ 737,324
Total Investments	$ 570,629,299	$ 472,198,716	$ —	$ 1,042,828,015
Liability Description
Written Call Options	$ (11,089,280)	$ (5,576,850)	$ —	$ (16,666,130)
Total	$ (11,089,280)	$ (5,576,850)	$ —	$ (16,666,130)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 9, 2025. The following action was taken by the shareholders:
Proposal 1(b): The election of George J. Gorman, Keith Quinton and Susan J. Sutherland as Class II Trustees of the Fund for a three-year term expiring in 2028.
	Number of Shares
Nominees for Trustee	For	Withheld
George J. Gorman	84,019,888	3,938,434
Keith Quinton	84,096,652	3,861,670
Susan J. Sutherland	83,878,867	4,079,455

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategies. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board considered the experience of the Sub-adviser’s investment professionals in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than one of its secondary benchmark indexes and lower than its primary, blended and all other secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to requests from the Contract Review Committee.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2025
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Mark R. Fetting Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7746    6.30.25

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 26, 2025

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	August 26, 2025